Share-Based Compensation and Benefit Plans - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) plan Age $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based compensation plans for employees | plan	2
Options of common stock outstanding	257,334	241,450
Total intrinsic value of stock options exercised | $	$ 7,525	$ 3,746	$ 2,753
Cash received from Common stock issued | $	4,850	3,324	1,554
Common stock contribution to 401(k) plan | $	$ 1,963	$ 1,759	$ 1,689
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of common stock that may be granted	1,500,000
Shares reserved for future grant	505,558
Number of days under which shares to be purchased by employee on such available	90 days
Discount allowed to employees to purchase share	5.00%
Shares purchased under ESPP	6,463	6,995	5,844
Average price of the shares purchased by employees | $ / shares	$ 112.53	$ 90.89	$ 79.46
Additional shares issued resulting from cash dividends reinvested in common stock	3,183	2,953	1,899
Net proceeds from shares issued under ESPP | $	$ 1,107	$ 921	$ 631
Common and Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares delivered as payment for tax withholdings related to stock option exercises, shares			13,227
Shares delivered as payment for tax withholdings related to stock option exercises, market value | $			$ 1,227
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of market price that share-based compensation awards are granted at	100.00%
Aggregate shares of common stock that may be granted	2,000,000
Shares reserved for future grant	1,681,992
Contractual term of stock option awards	5 years
2014 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	2 years
2014 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	4 years
2014 Plan | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded under plan	212,450
2014 Plan | Common and Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future grant	45,421
2014 Plan | Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded under plan	150,979
401(k) Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock contribution to 401(k) Plan, shares	18,343	18,309	22,551
Common stock contribution to 401(k) plan | $	$ 1,963	$ 1,759	$ 1,689
2001 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of common stock that may be granted	0
Contractual term of stock option awards	5 years
Options of common stock outstanding	97,500
2001 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	2 years
2001 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	4 years
Non-Vested Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of non-vested (restricted) stock | $ / shares	$ 114.55	$ 96.84	$ 80.21
Fair value of non-vested stock that vested | $	$ 2,468	$ 5,789
Tax benefits realized from share-based compensation | $	$ 911	$ 2,142
Shares, Vested	20,000		0
Shares withheld as payment for tax withholdings related to share based compensation, shares	7,206	21,028
Shares withheld as payment for tax withholdings related to share based compensation, market value | $	$ 889	$ 2,125
Unrecognized share-based compensation expense | $	$ 83,762
Weighted-average period for recognition of share-based compensation expense, in years	11 years 3 months 18 days
Non-Vested Restricted Stock | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense | $	$ 56,000
Weighted-average period for recognition of share-based compensation expense, in years	11 years
Age of Chief Executive Officer when non-vested (restricted) stock vests | Age	86
Shares of non-vested (restricted) stock obligated to issue in connection with incentive compensation agreements	58,893
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefits realized from share-based compensation | $	$ 2,469	936	$ 1,557
Unrecognized share-based compensation expense | $	$ 1,816
Weighted-average period for recognition of share-based compensation expense, in years	1 year 9 months 18 days
Fair value of stock options vested | $	$ 856	$ 1,145	$ 822
Stock Options | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares	26,006	5,454	4,749
Shares withheld as payment for tax withholdings related to share based compensation, market value | $	$ 3,251	$ 490	$ 450